Federated Hermes Emerging Markets Equity Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.2%
		Argentina—5.7%
4,527	[1]	Globant SA	$1,458,962
1,111	[1]	Mercadolibre, Inc.	2,074,737
		TOTAL	3,533,699
		Brazil—6.2%
67,924	[1]	3R Petroleum Oleo e Gas S.A.	504,951
110,430		Locaweb Servicos de Internet SA	523,020
39,530		Notre Dame Intermedica Participacoes S.A.	611,129
79,349		Petroleo Brasileiro SA	428,449
8,222	[1]	StoneCo Ltd.	382,652
35,108		Vale SA, ADR	669,509
15,803	[1]	XP Inc.	768,816
		TOTAL	3,888,526
		China—31.8%
36,053	[1]	360 Finance Inc., ADR	822,008
39,873		AAC Technologies Hldgs. Inc.	221,969
102,019	[1]	Alibaba Group Holding Ltd.	2,136,017
134,956		China Merchants Bank Co. Ltd.	1,113,548
720,000		China Molybdenum Co. Ltd.	561,399
10,100		Contemporary Amperex Technology Co. Ltd.	774,953
65,743		Ganfeng Lithium Co., Ltd.	1,516,391
67,365		Haidilao International Holding Ltd.	274,732
1,690		Kweichow Moutai Co. Ltd.	407,081
286,500	[1]	Medlive Technology Co., Ltd.	1,211,946
61,100		Nari Technology Development Co., Ltd.	330,586
5,218	[1]	Pinduoduo, Inc., ADR	521,904
64,593		Ping An Insurance (Group) Co. of China Ltd.	501,177
21,500		Sunny Opitcal Technology Group Co. Ltd.	649,119
38,964		Tencent Holdings Ltd.	2,397,581
95,300		Wuxi Lead Intelligent Equipment Co. Ltd.	1,094,962
128,559	[1]	WuXi PharmaTech, Inc.	1,987,767
228,101		Xinyi Solar Holdings Ltd.	550,375
36,700		Yunnan Energy New Material Co., Ltd.	1,597,626
864,022		Zijin Mining Group Co. Ltd.	1,222,496
		TOTAL	19,893,637
		Egypt—0.3%
151,053		Integrated Diagnostics Holdings PLC	179,283
		Hong Kong—1.1%
55,394		AIA Group Ltd.	661,209
		Hungary—1.4%
14,387	[1]	OTP Bank RT	868,696
		India—4.5%
13,148		HDFC Bank Ltd., ADR	1,029,620
39,856		Relaxo Footwears Ltd.	650,288
575		Reliance Industries Ltd.	12,715
35,760	[1]	Reliance Industries Ltd.	1,103,296
		TOTAL	2,795,919

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Indonesia—0.8%
212,834		PT Bank Central Asia	$488,750
		Kazakhstan—0.5%
2,991	[2]	Kaspi.Kz JSC, GDR	342,833
		Kenya—0.9%
1,460,875		Safaricom Ltd.	566,455
		Malaysia—0.8%
578,100		Frontken Corp. Bhd	474,509
		Poland—1.4%
10,062	[1]	Dino Polska SA	851,903
		Russia—4.0%
12,488	[2]	TCS Group Holding PLC, GDR	1,102,020
17,994	[1]	Yandex NV	1,383,739
		TOTAL	2,485,759
		Singapore—2.8%
5,203	[1]	Sea Ltd., ADR	1,760,279
		South Africa—1.4%
6,876		Capitec Bank Holdings Ltd.	898,538
		South Korea—14.2%
2,070		Ecopro BM Co., Ltd.	569,883
14,875		Kakao Corp.	1,981,933
207		LG Household & Health Care Ltd.	260,706
5,053		Samsung Electro-Mechanics Co.	800,553
34,208		Samsung Electronics Co. Ltd.	2,257,946
3,800		Samsung SDI Co. Ltd.	2,587,371
4,804		SK Hynix, Inc.	439,471
		TOTAL	8,897,863
		Spain—0.5%
37,911	[1]	AmRest Holdings S.E.	310,485
		Taiwan—14.2%
49,049		Accton Technology Corp.	495,902
28,063		AirTac International Group	852,711
4,522		ASPEED Technology, Inc.	383,113
39,743		Gourmet Master Co. Ltd.	210,116
42,258		Hiwin Technologies Corp.	495,740
42,704		MediaTek, Inc.	1,383,381
11,858		Momo.com, Inc.	733,568
4,710		Silergy Corp.	672,511
151,385		Taiwan Semiconductor Manufacturing Co. Ltd	3,327,938
28,265		Win Semiconductors Corp.	335,787
		TOTAL	8,890,767
		Thailand—0.7%
210,104		Muangthai Capital PCL	421,113
		Vietnam—2.0%
119,840		JSC Bank of Foreign Trade of Vietnam	522,963
155,300	[1]	Vinhomes Joint Stock Company	725,045
		TOTAL	1,248,008
		TOTAL COMMON STOCKS (IDENTIFIED COST $43,853,350)	59,458,231

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—5.3%
3,334,646	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3] (IDENTIFIED COST $3,335,186)	$3,335,647
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $47,188,536)	62,793,878
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(305,789)
	TOTAL NET ASSETS—100%	$62,488,089
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2021	$219,710	$2,629,122	$2,848,832
Purchases at Cost	$402,606	$6,950,626	$7,353,232
Proceeds from Sales	$(622,316)	$(6,244,003)	$(6,866,319)
Change in Unrealized Appreciation/(Depreciation)	$N/A	$(4)	$(4)
Net Realized Gain/(Loss)	N/A	$(94)	$(94)
Value as of 8/31/2021	$—	$3,335,647	$3,335,647
Shares Held as of 8/31/2021	—	3,334,646	3,334,646
Dividend Income	$16	$167	$183
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2021, these restricted securities amounted to $1,444,853, which represented 2.3% of total net assets.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$14,151,721	$45,306,510	$—	$59,458,231
Investment Companies	3,335,647	—	—	3,335,647
TOTAL SECURITIES	$17,487,368	$45,306,510	$—	$62,793,878

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company